Offsetting (Details) - Schedule of Derivative Instruments - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	$ 0	$ 3,414
Net Amount	0	182,528
Net Amount of Liabilities in the Statement of Financial Condition	0	8,059
Net Amount	0	182,528
Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	3,414
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	3,414
OASIS PGR, LLC [Member] | Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	(26,242)
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	(26,242)
OASIS ROW, LLC [Member] | Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	11,674
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	11,674
OASIS TWC, LLC [Member] | Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	(715)
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	(715)
OASIS Claughton, LLC [Member] | Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	0	18,697
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	0	18,697
OASIS RCM, LLC [Member] | Derivative Liabilities and Collateral Pledged by Company [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	0	8,059
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	(8,059)
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Deposits Held by Broker	0	0
Net Amount	0	0
Derivative Liabilities and Collateral Pledged by Company [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	0	8,059
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	(8,059)
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Deposits Held by Broker	0	0
Net Amount	$ 0	$ 0